Commitments and Contingencies - Pledges and Guarantees (Details) $ in Thousands, € in Millions	Jun. 30, 2019 USD ($) guarantee	Jun. 30, 2019 EUR (€) guarantee	Dec. 31, 2018 USD ($) guarantee
Euler Hermes S.A.
Loss Contingencies [Line Items]
Number of guarantees issued by counterparty | guarantee	5	5	4
Guarantee obligation carrying amount	$ 18,603		$ 15,222
Deutsche Bank AG
Loss Contingencies [Line Items]
Number of guarantees issued by counterparty | guarantee	1	1	1
Guarantee obligation carrying amount	$ 2,276
HSBC AG
Loss Contingencies [Line Items]
Guarantee obligation carrying amount			$ 2,900
Norcarb Engineered Carbons AB
Loss Contingencies [Line Items]
Number of guarantees issued by counterparty | guarantee	1	1	1
Guarantee obligation carrying amount	$ 32		$ 33
Term Loan | Term Loan - USD
Loss Contingencies [Line Items]
Long-term debt	$ 283,100
Term Loan | Term Loan - EUR
Loss Contingencies [Line Items]
Long-term debt | €		€ 368.8